Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Gross amount of recognized assets	$ 181	$ 279
Derivative liabilities eligible for set-off in case of default	(121)	(167)
Net asset exposure	60	112
Reverse repurchase agreements
Gross amount of recognized assets	206	305
Non-cash collateral received	(206)	(305)
Total
Gross amount of recognized assets	387	584
Derivative liabilities eligible for set-off in case of default	(121)	(167)
Non-cash collateral received	(206)	(305)
Net asset exposure	$ 60	$ 112